Average Annual Total Returns{- Fidelity Series Canada Fund} - 10.31 Fidelity Series Canada Fund PRO-07 - Fidelity Series Canada Fund	Fidelity Series Canada Fund Return Before Taxes Past 1 year	Fidelity Series Canada Fund Return Before Taxes Since Inception		Fidelity Series Canada Fund After Taxes on Distributions Past 1 year	Fidelity Series Canada Fund After Taxes on Distributions Since Inception		Fidelity Series Canada Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Canada Fund After Taxes on Distributions and Sales Since Inception		MS400 Past 1 year	MS400 Since Inception
Total	4.48%	6.80%	[1]	3.83%	6.09%	[1]	2.90%	5.10%	[1]	5.67%	6.67%	[1]

[1]	(a)From August 15, 2017